[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

             [PHOTO OF          Expressing concern about potential inflationary
          Charles T. Bauer,     pressures, including white-hot economic growth,
           Chairman of the      a tight labor market and rising energy prices,
LETTER    Board of the Fund     the Federal Reserve Board (the Fed) raised
TO OUR      APPEARS HERE]       short-term interest rates by 0.50% to 6.50% in
SHAREHOLDERS                    mid-May but held rates steady at its June,
               August and (shortly after the close of the reporting period) October meetings as key economic indicators suggested that the economy was slowing. While interest-rate concerns hurt bond-market performance in the spring, most bond-market sectors did well for the reporting period after it became clear that the Fed's rate hikes may be nearing an end. That fact, together with attractive yields, restored investor confidence in the bond market.
                 Municipal-bond issuance continued to decline. Year-to-date, total issuance was $137 billion--19% lower than for the first three quarters of 1999. Many states and localities were reluctant to offer new issues while interest rates were rising. Fortunately for them, increased tax revenue (resulting from low unemployment, strong consumer spending, rising property values and increased capital gains) have reduced the need to issue bonds to fund capital projects. Reduced issuance has resulted in greater demand for (and better performance by) municipal bonds. Given the strength of the economy and the resulting strong revenue flows to states and localities, municipal credit quality is, on average, at or near all-time highs.
                In addition, during the first quarter of 2000, the U.S. Treasury announced plans to issue fewer securities and to begin buying back its own debt. Such a decrease in supply has led to higher prices, especially among longer-term Treasuries (15+ years) where the buyback has been concentrated. Higher prices mean lower yields, which has resulted in an inverted yield curve (long-term yields below short-term yields). Consequently, cash in the form of three- and six-month Treasury bills provided attractive income.

               YOUR INVESTMENT PORTFOLIO

               For the six months ended September 30, 2000, the performance of the portfolio's Institutional Class compared quite favorably with the performance reported for its comparative indexes, as shown in the table. (Had the advisor not waived fees and expenses during the reporting period, returns would have been lower.) Net assets of the Institutional Class stood at $737.0 million at the close of the reporting period.
                The Cash Reserve Portfolio continues to hold the highest credit-
               quality ratings given by three nationally known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios awarded the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.


                YIELDS AS OF 9/30/00
                                                    AVERAGE       SEVEN-DAY
                                                 MONTHLY YIELD      YIELD
               Cash Reserve Portfolio
               Institutional Class                    4.10%          4.47%

               IBC Tax-Free Money Fund
               Averages Institutions Only(TM)         3.93%          4.00%

               IBC All Tax-Free Money
               Fund Averages(TM)                      3.65%          3.18%

                                                                     (continued)

                 The Cash Reserve Portfolio invests solely in securities rated
                "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and the maintenance of liquidity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                OUTLOOK

                August saw a decline in the Consumer Price Index and the Producer Price Index and flat retail sales, which led to a widespread consensus among financial markets that the Fed will not increase short-term rates for the rest of the year. Jobless claims are the highest they have been since mid-1998. With a presidential election in the near future, the Fed is expected to remain on hold, and the economy will experience the gradual effect of the aggregate 125-basis-point short-term rate increase. Considering the short weighted average maturity the portfolio maintains, the inversion of the Treasury yield curve has allowed it to maintain outstanding performance, along with the flexibility to adjust its maturity schedule in the event of sudden rate changes or curve corrections.
                 We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

                Respectfully submitted,


                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman


                AVERAGE MONTHLY YIELD COMPARISON
                6 months ended 9/30/00 (Yields are average monthly yields for the month-ends shown.)


                                     Cash Reserve             IBC Tax-Free Money
                                       Portfolio                Funds Averages        IBC All Tax-Free Money
                                Institutional Class(1)     Institutions Only(TM)(2)   Funds Averages(TM)(3)

                 3/00                      3.58                      3.39                     3.00
                 4/00                      3.83                      3.65                     3.37
                 5/00                      4.49                      4.32                     4.04
                 6/00                      4.07                      3.86                     3.62
                 7/00                      3.89                      3.66                     3.43
                 8/00                      3.99                      3.76                     3.52
                 9/00                       4.1                      3.93                     3.65

                (1) Yields shown above are net of expenses.
                (2) Average yield for Tax-Free Money Funds Institutions Only category compiled by IBC Money Market Insight --Registered Trademark--
                (3) Average yield for All Tax-Free Money Funds category compiled by IBC Money Market Insight --Registered Trademark--

                Past performance cannot guarantee comparable future results. The monthly yields shown represent past performance. Future yields will fluctuate.

                Source: IBC Financial Data, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2000
(Unaudited)

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 98.27%
ALABAMA - 1.29%
Birmingham (City of)(YMCA-Birmingham);
 Public Park and Recreation Board VRD Series
 1996 RB (LOC-Amsouth Bank of Alabama)
  5.60%, 06/01/16(b)                            --  VMIG-1 $ 2,795 $  2,795,000
-------------------------------------------------------------------------------
Mobile (County of) Alabama Board School of
 Commissioners; Capital Outlay Series 1996
 Wts.
  4.75%, 03/01/01(c)(d)                         --      --   3,000    3,006,004
-------------------------------------------------------------------------------
Montgomery (City of) Alabama BMC Special
 Care Facilities Financing Authority
 (Veterans Hospital Association of Alabama,
 Inc.); VRD Series 1985 B RB
  5.70%, 12/01/30(b)(c)                       A-1+      --   5,400    5,400,000
===============================================================================
                                                                     11,201,004
===============================================================================
ARIZONA - 0.33%
Central Arizona Water Conservation District
 Contract; Series 1991 B RB
  6.50%, 05/01/01(e)                           NRR     NRR   1,000    1,031,996
-------------------------------------------------------------------------------
Maricopa (County of) Arizona Pollution
 Central Corp. (Arizona Public Service Co.);
 VRD Series 1994 D PCR (LOC-Bank of
 America NT & S.A.)
  5.55%, 05/01/29(b)                          A-1+     P-1   1,800    1,800,000
===============================================================================
                                                                      2,831,996
===============================================================================
COLORADO - 1.03%
Boulder (City of) Water & Sewer; Series 2000 RB
  5.00%, 12/01/00(d)                            --      --   1,560    1,560,958
-------------------------------------------------------------------------------
Eagle Ranch Metro District Golf Course; VRD
 Series 1999 B RB (LOC-Societe Generale)
  5.75%, 10/15/18(b)                          A-1+      --   3,900    3,900,000
-------------------------------------------------------------------------------
Pitkin (County of) Industrial Development
 (Aspen Skiing Co. Project); Refunding VRD
 Series 1994 A IDR (LOC-First National Bank)
  5.60%, 04/01/16(b)                           A-1      --   3,550    3,550,000
===============================================================================
                                                                      9,010,958
===============================================================================
CONNECTICUT - 0.00%
Connecticut (State of) Development Authority
 (Corporation for Independent Living
 Project); Health Care VRD Series 1990 RB
 (LOC-Chase Manhattan Bank)
  5.40%, 07/01/15(b)                            --  VMIG-1      22       22,000
===============================================================================

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)     VALUE
DELAWARE - 0.20%
University of Delaware; VRD Series 1998 RB
  5.60%, 11/01/23(b)                         A-1+      -- $ 1,710 $  1,710,000
==============================================================================
DISTRICT OF COLUMBIA - 0.30%
District of Columbia (American Council on
 Education); Pooled Loan Program VRD Series
 1998 A RB (LOC-NationsBank N.A.)
  5.70%, 01/01/29(b)                         A-1+      --   2,615    2,615,000
==============================================================================
FLORIDA - 9.42%
Capital Trust Agency (Reliance Community
 Revitalization Project); Multifamily
 Housing VRD Series 1999 B RB
  5.67%, 12/01/32(b)                         A-1+      --  52,168   52,168,000
------------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare Facilities
 (Heritage Health Care Project); VRD Series
 1999 RB
  5.67%, 01/01/24(b)                           --  VMIG-1   7,000    7,000,000
------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Metro Area
 YMCA Project); VRD Series 2000 RB
 (LOC-Bank of America N.A.)
  5.75%, 03/01/25(b)(d)                        --      --   5,000    5,000,000
------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Electric Co.-
 Gannon Project); Refunding VRD Series 1992
 DD PCR
  5.55%, 05/15/18(b)                         A-1+  VMIG-1   2,100    2,100,000
------------------------------------------------------------------------------
North Miami (City of) Educational Facility
 (Miami Country Day School Project); VRD
 Series 1999 RB (LOC-Bank of America N.A.)
  5.75%, 08/01/19(b)(d)                        --      --   1,550    1,550,000
------------------------------------------------------------------------------
Orange (County of) Health Facilities
 Authority (Hospital Association Health);
 VRD Series 2000 A RB
  5.60%, 06/01/30(b)(c)                        --  VMIG-1  12,000   12,000,000
------------------------------------------------------------------------------
St. John's (County of) (Florida Housing
 Finance Authority); Multifamily Housing
 Refunding VRD Series 1996 RB (LOC-Bank of
 America N.A.)
  5.55%, 11/01/14(b)                         A-1+      --   2,200    2,200,000
==============================================================================
                                                                    82,018,000
==============================================================================
GEORGIA - 6.30%
Cobb (County of) Development Authority
 (Institute of Nuclear Power Operations);
 VRD Series 1998 IDR (LOC-Suntrust Bank)
  5.60%, 02/01/13(b)(d)                        --      --   4,970    4,970,000
------------------------------------------------------------------------------
Cobb (County of) Georgia School District;
 Ltd. Tax Series 2000 GO Notes
  4.38%, 12/29/00                              --   MIG-1   5,000    5,004,779
------------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project); VRD
 Series 1999 RAC
  5.60%, 04/01/26(b)                         A-1+  VMIG-1  15,000   15,000,000
------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
Georgia - (continued)
Eagle Tax Exempt Trust (State of
 Georgia); VRD Series 00-01 Class C
  5.62%, 07/01/15(b)(f)                    A-1+c      -- $ 7,000 $  7,000,000
-----------------------------------------------------------------------------
Floyd (County of) Development Authority
 (Shorter College Project);
 VRD Series 1998 RB (LOC-Suntrust Bank)
  5.60%, 06/01/17(b)                        A-1+      --   4,000    4,000,000
-----------------------------------------------------------------------------
Fulton (County of); Unlimited Tax Series
 2000 TAN
  5.00%, 12/29/00                          SP-1+   MIG-1   5,000    5,008,681
-----------------------------------------------------------------------------
South (County of) Hospital Authority
 (Georgia Alliance Community Hospitals);
 VRD Series 1999 A RB
  5.60%, 04/01/29(b)(c)                       --  VMIG-1  13,900   13,900,000
=============================================================================
                                                                   54,883,460
=============================================================================
ILLINOIS - 9.01%
Bear Stearns Municipal Securities Trust
 Certificates (Illinois Sales Tax); Class
 A VRD Series 1998-25 Y RB
  5.70%, 03/15/07(b)(f)                      A-1      --  10,000   10,000,000
-----------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
 Certificates (Illinois State Toll
 Highway Authority); Refunding Class A
 VRD Series 1998-67 RB
  5.70%, 02/15/12(b)(c)(f)                   A-1      --  11,700   11,700,000
-----------------------------------------------------------------------------
Chicago (City of); Ltd. Tax Tender Notes
 Series 1999 GO (LOC-Westduetsche
 Landesbank Girozentrale)
  4.00%, 01/27/00(g)                        A-1+  VMIG-1  10,000   10,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
 Illinois); VRD Series 2000-1304 Class A
  5.62%, 06/01/19(b)(c)                    A-1+c      --   7,340    7,340,000
-----------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily
 Housing VRD Series 1983 RB (LOC-Bank of
 America N.T.)
  5.75%, 06/01/08(b)(d)                       --      --   4,695    4,695,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt VRD Series 1996 RB (LOC-
 Northern Trust Co.)
  5.60%, 08/01/26(b)                        A-1+      --   3,320    3,320,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series
 2000 B RAN (LOC-Harris Trust & Savings Bank)
  5.55%, 06/29/01(b)                        A-1+      --   4,190    4,190,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Local Government Financing Program);
 VRD Series 1999 A RB
  5.60%, 09/01/29(b)(c)                       --  VMIG-1  10,000   10,000,000
-----------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (National Louis University); VDR Series
 1999 A RB (LOC-American National B&T)
  5.63%, 06/01/29(b)                         A-1      --  10,300   10,300,000
-----------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Washington & Jane Smith Home); VRD
 Series 1991 RB (LOC-Comerica Bank)
  5.55%, 07/01/26(b)                          --  VMIG-1   3,000    3,000,000
-----------------------------------------------------------------------------
University of Illinois; MERLOTS VRD
 Series 2000 S RB
  5.50%, 04/01/30(b)(c)(f)                    --  VMIG-1   3,900    3,900,000
=============================================================================
                                                                   78,445,000
=============================================================================

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
INDIANA - 2.66%
Auburn (City of) (Sealed Power Corp.
 Project); Economic Development VRD Series
 1985 RB (LOC-NBD Bank)
  4.30%, 07/01/10(b)                            --  VMIG-1 $ 1,200 $  1,200,000
-------------------------------------------------------------------------------
Evansville (City of) Independent Economic
 Development (Ball Corp. Project);
 Refunding VRD Series 1993 RB (LOC-Bank One
 Illinois N.A.)
  5.55%, 12/01/08(b)                           A-1      --   3,500    3,500,000
-------------------------------------------------------------------------------
Indiana Health Facility Financing Authority
 (Holy Cross Health Systems Corp.); Series
 1998 RB
  4.25%, 12/01/00(c)(d)                         --      --   3,465    3,465,000
-------------------------------------------------------------------------------
Indiana State Development Finance Authority
 (USX Corp. Project); Refunding
 Environmental Improvement Series 1998 RB
 (LOC-Scotia Bank)
  4.05%, 10/05/00(g)                           A-1  VMIG-1   5,000    5,000,000
-------------------------------------------------------------------------------
Indiana (State of); Advanced Funding
 Program Notes Series 2000 A-2
  4.75%, 01/18/01                            SP-1+   MIG-1  10,000   10,017,217
===============================================================================
                                                                     23,182,217
===============================================================================
IOWA - 1.29%
Iowa Higher Education Loan Authority (ACES-
 Education Loan Private College Facility);
 VRD Series 1985 RB
  5.70%, 12/01/15(b)(c)                       A-1+   MIG-1   2,200    2,200,000
-------------------------------------------------------------------------------
Iowa School Corp. (Iowa School Cash
 Anticipation Program); Warrant Ctfs.
  5.50%, Series 2000 A 06/22/01(c)           SP-1+   MIG-1   4,000    4,027,948
-------------------------------------------------------------------------------
  4.75%, Series 2000 02/01/01(c)             SP-1+   MIG-1   5,000    5,011,292
===============================================================================
                                                                     11,239,240
===============================================================================
KENTUCKY - 2.76%
Kentucky Area Developing Districts
 Financing Trust (Weekly Acquisition Lease
 Program); VRD Series 2000 RB
  5.50%, 06/01/33(b)(c)                        A-1      --   9,000    9,000,000
-------------------------------------------------------------------------------
Kentucky Association of Counties Advance
 Revenue/Cash Flow Borrowings; Series 2000
 TRAN
  5.00%, 06/29/01                            SP-1+      --   5,000    5,017,754
-------------------------------------------------------------------------------
Kentucky Interlocal School Transportation
 Association; Series 2000 TRAN
  5.00%, 06/29/01                            SP-1+      --  10,000   10,042,639
===============================================================================
                                                                     24,060,393
===============================================================================
LOUISIANA - 0.34%
Louisiana Public Facilities Authority
 (Southfork Village Apartments);
 Multifamily Housing VRD Series 1985 RB
  5.55%, 05/15/30(b)(c)                       A-1+      --   3,000    3,000,000
===============================================================================

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)    VALUE
MARYLAND - 1.87%
Anne Arundel (County of) Maryland;
 Commercial Paper Notes
  4.15%, 11/08/00                             A-1+     P-1 $ 8,000 $8,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program (Washington
 Suburban Sanitary District); Floating Rate
 Trust Ctfs. Unlimited Tax VRD Series 246
 GO
  5.65%, 06/01/09(b)(f)                         --  VMIG-1   8,305  8,305,000
=============================================================================
                                                                   16,305,000
=============================================================================
MASSACHUSETTS - 1.38%
Danvers (City of); Limited Tax Series 2000
 BAN
  4.50%, 12/22/00                               --   MIG-1   3,185  3,186,711
-----------------------------------------------------------------------------
Hopkinton (City of); Unlimited Tax Series
 2000 BAN
  4.55%, 12/21/00                            SP-1+   MIG-1   1,100  1,100,720
-----------------------------------------------------------------------------
Massachusetts State Health & Educational
 Facilities Authority (Fallon Healthcare
 System); Series 1991 A RB
  6.75%, 06/01/01(b)(e)                        NRR     NRR   5,000  5,174,068
-----------------------------------------------------------------------------
Worcester Massachusetts Municipal Purpose
 Loan; Ltd. Tax Series 1998 B GO
  4.50%, 11/01/00(c)                           AAA     Aaa   2,510  2,511,020
=============================================================================
                                                                   11,972,519
=============================================================================
MICHIGAN - 5.58%
Bear Stearns Municipal Securities Trust
 Ctfs., Detroit (City of) Sewage Disposal
 Systems; VRD Series 1999-81 Class A RB
  5.00%, 10/01/02(b)(c)(f)                    A-1c      --  15,000 15,000,000
-----------------------------------------------------------------------------
Dearborn Michigan Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 RB
 (LOC-Comerica Bank)
  5.60%, 10/01/23(b)(d)                         --      --   9,800  9,800,000
-----------------------------------------------------------------------------
Detroit (City of) Water Supply System; Sr.
 Lien MERLOTS VRD Series 1999 D
  5.50%, 07/01/29(b)(c)(f)                      --  VMIG-1  10,000 10,000,000
-----------------------------------------------------------------------------
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic Development
 Refunding VRD Series 1984 RB
 (LOC-NBD Bank)
  4.30%, 10/01/19(b)                            --  VMIG-1   1,000  1,000,000
-----------------------------------------------------------------------------
Michigan State Hospital Finance Authority
 (Mercy Mount Clemens Corp.); Series 1992
 RB
  6.00%, 05/15/01(e)                           NRR     NRR   3,000  3,026,024
-----------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Leader
 Dogs for the Blind); Ltd. Tax Obligation
 VRD Series 2000 RB (LOC-Comerica Bank)
  5.60%, 02/01/10(b)(d)                         --      --   6,500  6,500,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible Ltd. Tax
 Obligation VRD Series 1985 RB (LOC-
 Comerica Bank)
  4.40%, 10/01/15(b)                            --  VMIG-1   3,315  3,315,000
=============================================================================
                                                                   48,641,024
=============================================================================

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
MINNESOTA - 0.26%
Metropolitan Council (Minneapolis-St. Paul
 Metro Area Transit); Unlimited Tax Series
 2000 A GO
  5.00%, 02/01/01(d)                            --      -- $ 2,250 $  2,255,579
===============================================================================
MISSISSIPPI - 0.39%
Mississippi Business Finance Corp.
 (Mississippi College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank of America
 N.A.)
  5.70%, 02/01/09(b)(d)                         --      --   3,400    3,400,000
===============================================================================
MISSOURI - 0.79%
Kansas City (City of) Municipal Assistance
 Corp. (H. Roe Bartle); Leasehold
 Improvement Series 1991 B RB
  6.63%, 04/15/01(e)                           NRR     NRR   1,225    1,263,899
-------------------------------------------------------------------------------
Missouri Health & Educational Facilities
 Authority (Washington University); VRD RB
  5.55%, Series 2000 C 03/01/40(b)            A-1+  VMIG-1   2,200    2,200,000
-------------------------------------------------------------------------------
  5.55%, Series 1996 D 09/01/30(b)            A-1+  VMIG-1   3,400    3,400,000
===============================================================================
                                                                      6,863,899
===============================================================================
NEW HAMPSHIRE - 2.18%
Nashua (City of); Unlimited Tax Series 2000
 BAN
  4.35%, 12/14/00                               --   MIG-1   5,000    5,000,982
-------------------------------------------------------------------------------
  4.70%, 12/14/00                               --   MIG-1  10,000   10,008,045
-------------------------------------------------------------------------------
Rockingham (County of); Unlimited Tax Series
 2000 TAN
  4.50%, 12/29/00(d)                            --      --   4,000    4,002,373
===============================================================================
                                                                     19,011,400
===============================================================================
NEVADA - 1.46%
Las Vegas Valley (City of) Water District
 (SNWA Water Supply); Series A Commercial
 Paper Notes
  4.20%, 12/07/00                             A-1+     P-1  11,000   11,000,000
-------------------------------------------------------------------------------
Reno (City of) Hospital (St. Mary's Health
 Care Group); Series 1991 A RB
  6.70%, 07/01/01(e)                           NRR     NRR   1,700    1,759,965
===============================================================================
                                                                     12,759,965
===============================================================================
NEW YORK - 0.51%
Mamaroneck (City of) (Union Free School
 District); Unlimited Tax Series 2000 TAN
  4.75%, 02/08/01(d)                            --      --   4,400    4,407,108
===============================================================================
NORTH CAROLINA - 0.65%
North Carolina Educational Facilities
 Financing Agency (Gaston Day School); VRD
 Series 2000 RB (LOC-Bank of America N.A.)
  5.70%, 07/01/20(b)(d)                         --      --   2,600    2,600,000
-------------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Lincoln Health Systems Project);
 VRD Series 1996 A RB (LOC-Bank of America
 N.A.)
  5.70%, 04/01/16(b)                          A-1+      --   3,100    3,100,000
===============================================================================
                                                                      5,700,000
===============================================================================

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
OHIO - 2.05%
Canton (City of) School District; Ltd. Tax
 Series 2000 BAN
  4.63%, 12/15/00                            SP-1+      -- $10,000 $ 10,007,467
-------------------------------------------------------------------------------
Jackson (County of) Local School District
 (Stark & Summit Counties); Unlimited Tax
 Series 2000 BAN
  4.75%, 11/01/00                            SP-1+      --   5,000    5,001,855
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
 Hospital Improvement VRD Series 1992 RB
 (LOC-Bank One Akron N.A.)
  5.60%, 10/01/22(b)                           A-1      --     930      930,000
-------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community Project);
 Multifamily Housing VRD Series 1985 RB
 (LOC-Morgan Guaranty Trust)
  4.25%, 12/01/15(b)                            --  VMIG-1     856      856,000
-------------------------------------------------------------------------------
Ohio State Public Facilities Commission
 (Higher Education Facilities); Series 1991
 II-A RB
  6.30%, 05/01/01(e)                           NRR     NRR   1,000    1,030,869
===============================================================================
                                                                     17,826,191
===============================================================================
OKLAHOMA - 2.21%
Claremore (City of) Public Works Authority
 Capital Improvement; Refunding Series 2000
 RB
  5.50%, 06/01/01(c)(d)                         --      --   1,065    1,069,087
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Oklahoma Hospital Association); VRD
 Series 1999 A RB
  5.60%, 06/01/29(b)                          A-1+      --  18,200   18,200,000
===============================================================================
                                                                     19,269,087
===============================================================================
OREGON - 0.70%
Oregon State Housing & Community Services
 Department (Single Family Mortgage
 Project); Series 2000 G RB
  4.30%, 11/02/00                               --   MIG-1   6,105    6,105,000
===============================================================================
PENNSYLVANIA - 8.60%
Allegheny (County of); Refunding Unlimited
 Tax VRD Series 2000 C-50 GO
  4.25%, 11/01/00                             A-1c  VMIG-1  37,345   37,345,000
-------------------------------------------------------------------------------
Bedford (County of) Industrial Development
 Authority (Seton Co.); VRD Series 1985 IDR
 (LOC-First Union National Bank)
  5.00%, 11/01/05(b)                           A-1      --   2,500    2,500,000
-------------------------------------------------------------------------------
Dallastown (City of) Area School District;
 Unlimited Tax VRD Series 2000 GO
  5.60%, 05/01/20(b)(c)                       A-1+      --   2,500    2,500,000
-------------------------------------------------------------------------------
East Hempfield (Township) Industrial
 Development Authority (The Mennonite
 Home Project); VRD Series 2000 RB
 (LOC-Northern Trust Company)
  5.60%, 06/01/25(b)                          A-1+      --   4,000    4,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
Pennsylvania - (continued)
Franklin (County of) Industrial Development
 Authority (Chambersburg Hospital);
 Health Care VRD Series 2000 RB
  5.62%, 12/01/24(b)(c)                      A-1      -- $ 5,500 $  5,500,000
-----------------------------------------------------------------------------
Lancaster (County of) Hospital Authority
 (Bretheren Village Health Center); VRD
 Series 2000 RB (LOC-Suntrust Bank)
  5.60%, 06/15/20(b)                        A-1+      --   7,825    7,825,000
-----------------------------------------------------------------------------
Lancaster (County of) Hospital Authority
 (Masonic Homes of Pennsylvania); VRD
 Series 1999 RB
  5.40%, 07/01/34(b)(c)                      A-1  VMIG-1   1,785    1,785,000
-----------------------------------------------------------------------------
Lancaster (County of); Unlimited Tax VRD
 Series 2000 GO
  5.60%, 05/01/30(b)(c)                     A-1+      --   3,700    3,700,000
-----------------------------------------------------------------------------
Lebanon (County of) Health Facilities
 (United Church of Christ Homes); VRD
 Series 1997 RB (LOC-Allfirst Bank)
  5.50%, 12/01/22(b)                         A-1      --   4,000    4,000,000
-----------------------------------------------------------------------------
Montgomery (County of) Higher Education &
 Health Authority (Pennsylvania Higher
 Education & Heath Loan);
 VRD Series 1996 A RB (LOC-Allfirst Bank)
  5.50%, 08/01/21(b)(c)                      A-1      --   1,970    1,970,000
-----------------------------------------------------------------------------
West Chester (City of) Area School
 District; Unlimited Tax
 Series 1991 A GO
  6.65%, 01/15/01(e)                         NRR     NRR   1,500    1,508,969
-----------------------------------------------------------------------------
York (City of) General Authority
 (Harrisburg Parking);
 Pooled Financing VRD Series 1996 Sub-C
 RB (LOC-First Union National Bank)
  5.40%, 09/01/26(b)(c)                      A-1      --   2,300    2,300,000
=============================================================================
                                                                   74,933,969
=============================================================================
RHODE ISLAND - 1.74%
Eagle Tax Exempt (Rhode Island &
 Providence); Refunding VRD
 Series 943901 Class A COP
  5.62%, 06/15/07(b)(c)(f)                 A-1+c      --  15,175   15,175,000
-----------------------------------------------------------------------------
SOUTH CAROLINA - 1.80%
Eagle Tax Exempt Trust (South Carolina
 State Public Service Authority); VRD
 Series 2000-4001
  5.62%, 01/01/22(b)(c)(f)                 A-1+c      --   4,000    4,000,000
-----------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
 Development Authority (The Methodist
 Home Project); Health Facilities VRD
 Series 1994 RB (LOC-Bank of America
 N.A.)
  5.75%, 12/01/14(b)                        A-1+      --   5,200    5,200,000
-----------------------------------------------------------------------------
South Carolina (State of) Public Service
 Authority; MERLOTS VRD Series 2000 L RB
  5.50%, 01/01/22(b)(c)(f)                    --  VMIG-1   6,500    6,500,000
=============================================================================
                                                                   15,700,000
=============================================================================

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)    VALUE
TENNESSEE - 4.30%
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #4);
 Refunding VRD Series 1998 D IDR
 (LOC-Mellon Bank N.A.)
  5.60%, 09/01/16(b)                             --  VMIG-1 $ 3,598 $3,597,750
------------------------------------------------------------------------------
Memphis (City of) Health Education & Housing
 Facility Board (American International
 Group Inc.); Multifamily Project VRD Series
 2000 RB
  5.67%, 08/01/32(b)                           A-1+      --  10,000 10,000,000
------------------------------------------------------------------------------
Nashville and Davidson Counties Industrial
 Development Board of the Metropolitan
 Government (Amberwood, Ltd. Project);
 Multifamily Housing Refunding IDR (LOC-
 Commerzbank A.G.)
  5.82% VRD Series 1993 A, 07/01/13(b)         A-1+     P-1   2,050  2,050,000
------------------------------------------------------------------------------
  5.82% VRD Series 1993 B, 07/01/13(b)         A-1+     P-1   1,755  1,755,000
------------------------------------------------------------------------------
Nashville and Davidson Counties Industrial
 Development Board of the Metropolitan
 Government (Easter Seal Society Project);
 VRD Series 1999 RB (LOC-Bank of America
 N.A.)
  5.70%, 08/01/19(b)(d)                          --      --   2,425  2,425,000
------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
 (Local Government Public Improvement); RB
  5.55%, VRD Series 2000 IV B-13
   06/01/07(b)(c)                                --  VMIG-1   2,000  2,000,000
------------------------------------------------------------------------------
  5.55%, VRD Series 2000 IV B-1
   06/01/20(b)(c)                                --  VMIG-1   2,300  2,300,000
------------------------------------------------------------------------------
  5.55%, VRD Series 2000 IV B-8
   06/01/20(b)(c)                                --  VMIG-1   1,300  1,300,000
------------------------------------------------------------------------------
  5.55%, VRD Series 2000 IV-4 06/01/21(b)(c)     --  VMIG-1   1,000  1,000,000
------------------------------------------------------------------------------
Shelby (County of) Health & Education
 (Baptist Memorial Hospital); Commercial
 Paper Notes (LOC-Bank of America N.A.)
  4.50%, 10/19/00                              A-1+      --   3,500  3,500,000
------------------------------------------------------------------------------
  4.25%, 12/14/00                              A-1+      --   7,500  7,500,000
==============================================================================
                                                                    37,427,750
==============================================================================
TEXAS - 17.12%
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Refunding Multifamily Housing VRD Series
 1996 RB
  5.55%, 09/15/26(b)                           A-1+      --   5,117  5,117,000
------------------------------------------------------------------------------
Dallas (City of) Water & Sewer; Commercial
 Paper Notes
  4.13%, 10/10/00                              A-1+     P-1  20,923 20,923,000
------------------------------------------------------------------------------
  4.25%, 10/11/00                              A-1+     P-1   9,339  9,339,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water &
 Sewer); VRD Series 974305 Class A
  5.62, 12/01/27(b)(c)(f)                     A-1+c      --  14,005 14,005,000
------------------------------------------------------------------------------
Garland (City of) Independent School
 District; Unlimited Tax Series 1991 GO
  6.00%, 02/15/01(e)                            NRR     NRR   1,950  1,962,123
------------------------------------------------------------------------------

                                               RATING(a)     PAR
                                              S&P  MOODY'S  (000)     VALUE
Texas - (continued)
Harris County Health Facilities Development
 Corp. (Gulf Coast Regional Blood Center
 Project); VRD Series 1992 RB
 (LOC-Texas Commerce Bank N.A.)
  5.60%, 04/01/17(b)                          A-1+      -- $ 3,050 $  3,050,000
-------------------------------------------------------------------------------
Harris (County of); Series 2000 TAN
  4.75%, 02/28/01                            SP-1+   MIG-1   8,000    8,016,413
-------------------------------------------------------------------------------
Harris (County of) Toll Road; Floating
 Trust Series 2000 N1 Regulation D
  5.60%, 08/01/03(b)(f)                         --  VMIG-1  10,000   10,000,000
-------------------------------------------------------------------------------
Hays (City of) Memorial Health Facilities
 Development Corp. (Texas Medical Center
 Project); Hospital VRD Series 1990 B RB
 (LOC-Suntrust Bank N.A.)
  5.75%, 11/15/14(b)                          A-1+      --   1,750    1,750,000
-------------------------------------------------------------------------------
Hockley (County of) Industrial Development
 Corp. (Amoco Project); VRD Series 1985 PCR
  4.30%, 11/01/00                             A-1+     P-1   6,440    6,440,000
-------------------------------------------------------------------------------
Houston (City of) Water & Sewer Systems;
 Series A Commercial Paper Notes
  4.30%, 11/09/00                              A-1     P-1  20,000   20,000,000
-------------------------------------------------------------------------------
La Porte (City of) Independent School
 District; Unlimited Tax Series 1998 GO
  6.00%, 02/15/01(d)                            --      --   1,150    1,157,194
-------------------------------------------------------------------------------
North Central Texas Health Facility
 Development Corp. (Los Barrios Unidos
 Community); VRD Series 1999 RB (LOC-Bank
 of America N.A.)
  5.75%, 04/01/19(b)(d)                         --      --   1,590    1,590,000
-------------------------------------------------------------------------------
San Antonio (City of) Texas Electric & Gas
 System; Commercial Paper Notes Series A
 (LOC-Bank of New York)
  4.00%, 10/03/00                             A-1+     P-1  14,100   14,100,000
-------------------------------------------------------------------------------
San Antonio (City of) Texas Electric & Gas
 System; Refunding Series 1991 B RB
  5.00%, 02/01/01(e)                           NRR     NRR   2,250    2,255,442
-------------------------------------------------------------------------------
Texas A&M University (Financing Systems);
 Refunding Series 1997 RB
  5.25%, 05/15/01(d)                            --      --   1,000    1,005,787
-------------------------------------------------------------------------------
Texas (State of); Floating Trust VRD Series
 2000 A-18 Regulation D RAN
  5.65%, 08/31/01(b)(f)                         --  VMIG-1   5,000    5,000,000
-------------------------------------------------------------------------------
Texas (State of) Public Finance Authority
 (General Services Communication Project);
 Building Series 2000 A RB
  5.50%, 02/01/01(d)                            --      --   1,000    1,002,557
-------------------------------------------------------------------------------
Texas (State of); Series 2000 TRAN
  5.25%, 08/31/01                            SP-1+   MIG-1  15,000   15,128,283
-------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); VRD IDR (LOC-Comerica Bank)
  5.50%, Series 1985 A 11/01/05(b)             A-1      --     500      500,000
-------------------------------------------------------------------------------
  5.50%, Series 1985 B 11/01/05(b)             A-1      --   1,650    1,650,000
-------------------------------------------------------------------------------
University of Texas Board of Regents;
 Commercial Paper Notes
  4.10%, 11/13/00                             A-1+  VMIG-1   2,000    2,000,000
-------------------------------------------------------------------------------
  4.25%, 12/28/00                             A-1+  VMIG-1   3,094    3,094,000
===============================================================================
                                                                    149,085,799
===============================================================================

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)     VALUE
UTAH - 0.39%
Murray (City of) (IHC Hospitals Inc.);
 Refunding Hospital Series 1993 RB
  4.70%, 05/15/01(c)(d)                       --      -- $ 2,175 $  2,180,144
-----------------------------------------------------------------------------
Salt Lake (County of) Housing Authority
 (Santa Fe Apartments Project); Floating
 Refunding VRD Series 1992 RB (LOC-
 Dresdner Bank A.G.)
  5.55%, 07/01/22(b)                          --  VMIG-1   1,220    1,220,000
=============================================================================
                                                                    3,400,144
=============================================================================
VERMONT - 0.29%
Vermont Educational & Health Buildings
 Financing Agency (Veterans Hospital
 Association New England); VRD Series
 1985 E RB
  5.70%, 12/01/25(b)(c)                     A-1+      --   2,500    2,500,000
=============================================================================
VIRGINIA - 0.23%
Chesterfield (County of) Water & Sewer;
 Refunding Series 1992 A RB
  5.50%, 11/01/00(d)                          --      --   2,000    2,001,945
=============================================================================
WASHINGTON - 5.95%
Eagle Tax Exempt Trust (King County); VRD
 Series 97C4702 Class A COP
  5.62%, 01/01/20(b)(f)                    A-1+c      --   9,900    9,900,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington Public
 Power Supply Systems Project No. 2); VRD
 Series 964703 Class A COP
  5.62%, 07/01/11(b)(c)(f)                 A-1+c      --   5,870    5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); VRD Series 984701 Class A COP
  5.62%, 05/01/18(b)(f)                    A-1+c      --  14,400   14,400,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington State
 Public Power Supply); VRD Series 97C4703
 Class A COP
  5.62%, 01/01/01(b)(f)                    A-1+c      --  11,295   11,295,000
-----------------------------------------------------------------------------
Port Seattle (City of) Industrial
 Development (Sysco Food Services
 Project); Refunding VRD Series 1994 RB
  5.65%, 11/01/25(b)                        A-1+  VMIG-1   4,700    4,700,000
-----------------------------------------------------------------------------
Washington (State of) Public Power Supply
 System (Nuclear Project No. 1);
 Refunding Series 1993 A RB
  5.25%, 07/01/01(d)                          --      --   2,250    2,262,181
-----------------------------------------------------------------------------
Washington (State of) Public Power Supply
 System (Nuclear Project No. 2);
 Refunding Series 1993 B RB
  5.00%, 07/01/01(d)                          --      --   1,000    1,003,605
-----------------------------------------------------------------------------
Washington (State of); Unlimited Tax
 Series 1990 A GO
  6.50%, 02/01/01(d)                          --      --   2,350    2,366,803
=============================================================================
                                                                   51,797,589
=============================================================================

                                                RATING(a)    PAR
                                               S&P MOODY'S  (000)     VALUE
WISCONSIN - 2.89%
Franklin (City of); Series 2000 BAN
  4.75%, 06/01/01                               --   MIG-1 $10,000 $ 10,000,000
-------------------------------------------------------------------------------
Milwaukee (County of); Unlimited Tax Series
 1995 A GO
  5.13%, 12/01/00(d)                            --      --   3,775    3,780,255
-------------------------------------------------------------------------------
River Falls School District (St. Coix &
 Pierce Counties); Series 2000 A BAN
  5.60%, 11/30/00                               --   MIG-1   5,000    5,006,766
-------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities
 Authority (Ascension Health); Credit Series
 1999 A RB
  4.50%, 11/15/00(d)                            --      --   2,285    2,286,075
-------------------------------------------------------------------------------
Wisconsin (State of) Clean Water; Series 1991
 1 RB
  6.40%, 06/01/01(d)                            --      --   2,100    2,127,929
-------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax GO
  5.80%, Series 1992 A 05/01/01(d)              --      --   1,000    1,008,532
-------------------------------------------------------------------------------
  5.25%, Series 1996 C 05/01/01(d)              --      --   1,000    1,005,137
===============================================================================
                                                                     25,214,694
===============================================================================
TOTAL INVESTMENTS - 98.27% (Cost
 $855,972,930)(h)                                                   855,972,930
_______________________________________________________________________________
===============================================================================
OTHER ASSETS LESS LIABILITIES - 1.73%                                15,026,793
_______________________________________________________________________________
===============================================================================
NET ASSETS - 100.00%                                               $870,999,723
_______________________________________________________________________________
===============================================================================

INVESTMENT ABBREVIATIONS:
 BAN     Bond Anticipation Notes
 COP     Certificates of Participation
 Ctfs.   Certificates
 GO      General Obligation
 Gtd.    Guaranteed
 IDR     Industrial Development Revenue Bonds
 LOC     Letter of Credit
 Ltd.    Limited
 MERLOTS Municipal Exempt Receipts Liquidity Optional Tender
 PCR     Pollution Control Revenue Bonds
 RAC     Revenue Anticipation Certificates
 RAN     Revenue Anticipation Notes
 RB      Revenue Bonds
 Sr.     Senior
 Sub.    Subordinate
 TAN     Tax Anticipation Notes
 TRAN    Tax and Revenue Anticipation Notes
 VRD     Variable Rate Demand
 Wts.    Warrants

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/2000.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(e) Secured by an escrow fund of U.S. Treasury obligations.
(f) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(g) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(h) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                        $  855,972,930
----------------------------------------------------------------------------
Cash                                                               8,296,299
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                  2,270,000
----------------------------------------------------------------------------
 Interest                                                          7,697,729
----------------------------------------------------------------------------
Investment for deferred compensation plan                             54,859
----------------------------------------------------------------------------
Other assets                                                          33,175
============================================================================
 Total assets                                                    874,324,992
============================================================================
LIABILITIES:
Payables for:
 Dividends                                                         3,062,714
----------------------------------------------------------------------------
 Deferred compensation plan                                           54,859
----------------------------------------------------------------------------
Accrued advisory fees                                                 81,036
----------------------------------------------------------------------------
Accrued administrative services fees                                  12,560
----------------------------------------------------------------------------
Accrued distribution fees                                             33,817
----------------------------------------------------------------------------
Accrued directors' fees                                                2,065
----------------------------------------------------------------------------
Accrued transfer agent fees                                           42,797
----------------------------------------------------------------------------
Accrued operating expenses                                            35,421
============================================================================
 Total liabilities                                                 3,325,269
============================================================================
Net assets applicable to shares outstanding                   $  870,999,723
____________________________________________________________________________
============================================================================
NET ASSETS:
 Institutional Class                                          $  736,984,586
____________________________________________________________________________
============================================================================
 Private Investment Class                                     $   95,034,117
____________________________________________________________________________
============================================================================
 Cash Management Class                                        $   13,240,481
____________________________________________________________________________
============================================================================
 Reserve Class                                                $   16,511,350
____________________________________________________________________________
============================================================================
 Resource Class                                               $    9,229,189
____________________________________________________________________________
============================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                    3,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                     736,982,150
____________________________________________________________________________
============================================================================
Private Investment Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                      95,031,606
____________________________________________________________________________
============================================================================
Cash Management Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                      13,240,587
____________________________________________________________________________
============================================================================
Reserve Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                      16,510,251
____________________________________________________________________________
============================================================================
Resource Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                       9,229,397
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 2000
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $21,854,224
==================================================================
EXPENSES:
Advisory fees                                           1,150,816
------------------------------------------------------------------
Administrative services fees                               78,053
------------------------------------------------------------------
Custodian fees                                             26,293
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 239,741
------------------------------------------------------------------
 Cash Management Class                                      5,032
------------------------------------------------------------------
 Reserve Class                                            120,041
------------------------------------------------------------------
 Resource Class                                            10,937
------------------------------------------------------------------
Transfer agent fees                                       108,387
------------------------------------------------------------------
Directors' fees                                             4,641
------------------------------------------------------------------
Other                                                     144,843
==================================================================
  Total expenses                                        1,888,784
==================================================================
Less:Fees waived                                         (610,043)
==================================================================
  Net expenses                                          1,278,741
==================================================================
Net investment income                                  20,575,483
==================================================================
Net increase in net assets resulting from operations  $20,575,483
__________________________________________________________________
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 2000 and the year ended March 31, 2000 (Unaudited)

                                              SEPTEMBER 30,    MARCH 31,
                                                  2000            2000
                                              -------------  --------------
OPERATIONS:
 Net investment income                        $  20,575,483  $   35,508,776
----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                             --            (532)
============================================================================
    Net increase in net assets resulting from
     operations                                  20,575,483      35,508,244
============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                            (17,936,245)    (32,180,120)
----------------------------------------------------------------------------
 Private Investment Class                        (1,831,975)     (2,570,746)
----------------------------------------------------------------------------
 Cash Management Class                             (203,502)       (218,513)
----------------------------------------------------------------------------
 Reserve Class                                     (392,858)       (505,734)
----------------------------------------------------------------------------
 Resource Class                                    (210,903)        (33,663)
----------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                           (227,412,810)   (108,197,093)
----------------------------------------------------------------------------
 Private Investment Class                        11,580,650      (7,153,879)
----------------------------------------------------------------------------
 Cash Management Class                            7,063,042        (961,187)
----------------------------------------------------------------------------
 Reserve Class                                   (6,771,049)     23,281,300
----------------------------------------------------------------------------
 Resource Class                                   5,632,447       3,596,950
============================================================================
    Net increase (decrease) in net assets      (209,907,720)    (89,434,441)
============================================================================
NET ASSETS:
 Beginning of period                          1,080,907,443   1,170,341,884
============================================================================
 End of period                                $ 870,999,723  $1,080,907,443
____________________________________________________________________________
============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)   $ 871,077,484  $1,080,985,204
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                             (77,761)        (77,761)
============================================================================
                                              $ 870,999,723  $1,080,907,443
____________________________________________________________________________
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2000
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. As of September 30, 2000, the Personal Investment class had no assets. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2004.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has agreed to waive fees (excluding 12b-1 distribution plan fees, interest, taxes, directors' fees, federal registration fees, extraordinary items and increases due to offset arrangements, if any) to limit total annual Fund operating expenses to 0.20%. During the six months ended September 30, 2000, AIM waived fees of $462,970.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2000, AIM was paid $78,053 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended September 30, 2000, AFS was paid $78,995 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash

Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, and 0.80%, respectively, of the average daily net assets attributable to such class. During the six months ended September 30, 2000, the Private Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $119,870, $4,026, $96,033, and $8,750, respectively, as compensation under the Plan and FMC waived fees of $147,073 for the same period.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the six months ended September 30, 2000, the Portfolio paid legal fees of $3,721 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in shares outstanding during the six months ended September 30, 2000 and the year ended March 31, 2000 were as follows:

                             SEPTEMBER 30, 2000                MARCH 31, 2000
                        ------------------------------  ------------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                        --------------  --------------  --------------  --------------
Sold:
 Institutional Class     2,418,116,013  $2,418,116,013   6,322,728,466  $6,322,728,466
---------------------------------------------------------------------------------------
 Private Investment
  Class                    160,026,400     160,026,400     370,686,399     370,686,399
---------------------------------------------------------------------------------------
 Cash Management Class      65,121,137      65,121,137     103,822,089     103,822,089
---------------------------------------------------------------------------------------
 Reserve Class *           106,567,169     106,567,169     195,924,640     195,924,640
---------------------------------------------------------------------------------------
 Resource Class **          29,650,871      29,650,871      18,257,101      18,257,101
---------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class         2,028,743       2,028,743       2,285,592       2,285,592
---------------------------------------------------------------------------------------
 Private Investment
  Class                      1,404,820       1,404,820       2,041,123       2,041,123
---------------------------------------------------------------------------------------
 Cash Management Class         165,606         165,606         175,159         175,159
---------------------------------------------------------------------------------------
 Reserve Class *               386,940         386,940         456,780         456,780
---------------------------------------------------------------------------------------
 Resource Class **             190,034         190,034          22,084          22,084
---------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (2,647,557,566) (2,647,557,566) (6,433,211,151) (6,433,211,151)
---------------------------------------------------------------------------------------
 Private Investment
  Class                   (149,850,570)   (149,850,570)   (379,881,401)   (379,881,401)
---------------------------------------------------------------------------------------
 Cash Management Class     (58,223,701)    (58,223,701)   (104,958,435)   (104,958,435)
---------------------------------------------------------------------------------------
 Reserve Class *          (113,725,158)   (113,725,158)   (173,100,120)   (173,100,120)
---------------------------------------------------------------------------------------
 Resource Class **         (24,208,458)    (24,208,458)    (14,682,235)    (14,682,235)
=======================================================================================
                          (209,907,720) $ (209,907,720)    (89,433,909) $  (89,433,909)
_______________________________________________________________________________________
=======================================================================================

*  The Reserve Class commenced sales on June 1, 1999.
** The Resource Class commenced sales on April 6, 1999.

NOTE 5--FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                              INSTITUTIONAL CLASS
                         --------------------------------------------------------------------
                          SIX MONTHS
                             ENDED                     YEAR ENDED MARCH 31,
                         SEPTEMBER 30,   ----------------------------------------------------
                             2000          2000       1999       1998      1997       1996
                         -------------   --------  ----------  --------  --------  ----------
Net asset value,
 beginning of period       $   1.00      $   1.00  $     1.00  $   1.00  $   1.00  $     1.00
-----------------------    --------      --------  ----------  --------  --------  ----------
Income from investment
 operations:
 Net investment income         0.02          0.03        0.03      0.03      0.03        0.04
=======================    ========      ========  ==========  ========  ========  ==========
Less distributions:
 Dividends from net
  investment income           (0.02)        (0.03)      (0.03)    (0.03)    (0.03)      (0.04)
=======================    ========      ========  ==========  ========  ========  ==========
Net asset value, end of
 period                    $   1.00      $   1.00  $     1.00  $   1.00  $   1.00  $     1.00
_______________________    ________      ________  __________  ________  ________  __________
=======================    ========      ========  ==========  ========  ========  ==========
Total return(a)                2.05%         3.32%       3.23%     3.55%     3.33%       3.67%
_______________________    ________      ________  __________  ________  ________  __________
=======================    ========      ========  ==========  ========  ========  ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $736,985      $964,396  $1,072,597  $896,904  $966,567  $1,009,039
_______________________    ________      ________  __________  ________  ________  __________
=======================    ========      ========  ==========  ========  ========  ==========
Ratio of expenses to
 average net assets:
 With fee waivers              0.20%(b)      0.20%       0.20%     0.20%     0.20%       0.20%
_______________________    ________      ________  __________  ________  ________  __________
=======================    ========      ========  ==========  ========  ========  ==========
 Without fee waivers           0.29%(b)      0.29%       0.28%     0.27%     0.26%       0.26%
_______________________    ________      ________  __________  ________  ________  __________
=======================    ========      ========  ==========  ========  ========  ==========
Ratio of net investment
 income to average net
 assets                        4.06%(b)      3.25%       3.16%     3.49%     3.27%       3.59%
_______________________    ________      ________  __________  ________  ________  __________
=======================    ========      ========  ==========  ========  ========  ==========

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $880,926,697.

                               DIRECTORS
Charles T. Bauer                                            Carl Frischling              Tax-Free
Bruce L. Crockett                                          Robert H. Graham              Investments Co.
Owen Daly II                                             Prema Mathai-Davis              (TFIC)
Edward K. Dunn, Jr.                                        Lewis F. Pennock
Jack M. Fields                                               Louis S. Sklar

                               OFFICERS
Charles T. Bauer                                                   Chairman
Robert H. Graham                                                  President
Gary T. Crum                                             Sr. Vice President              Cash Reserve
Carol F. Relihan                             Sr. Vice President & Secretary              Portfolio
Dana R. Sutton                                   Vice President & Treasurer              ------------------------------------------
Stuart W. Coco                                               Vice President              Institutional           SEMI-
Melville B. Cox                                              Vice President              Class                   ANNUAL
Karen Dunn Kelley                                            Vice President                                      REPORT
J. Abbott Sprague                                            Vice President
Mary J. Benson               Assistant Vice President & Assistant Treasurer
Sheri Morris                 Assistant Vice President & Assistant Treasurer
Jim A. Coppedge                                         Assistant Secretary
Renee A. Friedli                                        Assistant Secretary
P. Michelle Grace                                       Assistant Secretary
Nancy L. Martin                                         Assistant Secretary                                      SEPTEMBER 30, 2000
Ofelia M. Mayo                                          Assistant Secretary
Lisa A. Moss                                            Assistant Secretary
Kathleen J. Pflueger                                    Assistant Secretary
                                                                                                [LOGO APPEARS HERE]
                                                                                             Fund Management Company
                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173
                              800-347-1919

                              DISTRIBUTOR
                        Fund Management Company
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                              800-659-1005

                               CUSTODIAN
                         The Bank of New York
                    90 Washington Street, 11th Floor
                          New York, NY 10286

                        LEGAL COUNSEL TO FUND
                 Ballard Spahr Andrews & Ingersoll, LLP
                    1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                      LEGAL COUNSEL TO DIRECTORS
                  Kramer Levin Naftalis & Frankel LLP
                          919 Third Avenue
                         New York, NY 10022

                           TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TFIC-SAR-1